Leases - The Company as Lessee - Schedule of operating leases (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Non current assets	$ 0	$ 99,379
Liabilities	0	71,173
Liabilities	0	28,206
Office leases [Member]
Lessee, Lease, Description [Line Items]
Non current assets	0	99,379
Liabilities	0	71,173
Liabilities	$ 0	$ 28,206